Intangible Assets, Net	6 Months Ended
Jun. 30, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 8 - INTANGIBLE ASSETS, NET

As of June 30, 2022 and December 31, 2021, intangible assets, net consisted of the following:

	June 30,	December 31,
	2022	2021
AGM domain name	$14,800	$14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(6,907)	(6,167)
Total intangible assets, net	7,893	8,633

For the six months ended June 30, 2022 and 2021, amortization expenses amounted to $740 and $740, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset:

Remainder of 2022	$740
2023	1,480
2024	1,480
2025	1,480
2026	1,480
Thereafter	1,233
Total	$7,893